Shareholder' equity (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Summary of Other Reserves Including Other Comprehensive Income
Other reserves are detailed as follows:

(€ thousands)	At June 30, 2023	At December 31, 2022
Share-based payments reserve	82,764	88,557
Non-controlling interests options reserve	(183,525)	(183,525)
Other	(69,623)	(74,764)
Other reserves	(170,384)	(169,732)